WARRANTS (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2015	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 19.80		$ 21.00
Proceeds from Warrant Exercises			$ 0	$ 287,000	$ 925,000	$ 0
Share-based Compensation, Total			$ 70,000	265,000	$ 313,000	$ 2,054,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					153,322
Warrant [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 19.50
Warrants Issued to Consultants, Shares						8,267
Warrants Issued to Consultants, Weighted Average Fair Value Per share						$ 10.80
Share-based Compensation, Total			$ 0	$ 67,000		$ 89,000
Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Issued to Consultants, Shares			0	7,500	10,000
Warrants Issued to Consultants, Weighted Average Fair Value Per share					$ 7.80
Share-based Compensation, Total					$ 78,000
Private Offering [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues		16,104
Consultants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	248,995	357,891			682,845
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 9
Share-based Compensation, Total					$ 78,000
Placement Agent [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	9,577	10,894			32,944
Warrants Issued					32,944
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					32,944
Investor [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	239,419	346,997			649,901
Warrants Issued					649,901
Maximum [Member] | Warrant [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 19.50
Minimum [Member] | Warrant [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					10.50
Equity Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 9.00
Equity Classified Warrants [Member] | Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 34.50
Equity Classified Warrants [Member] | Consultants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Issued					682,845
Equity Classified Warrants [Member] | Maximum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 24.00	34.50
Equity Classified Warrants [Member] | Minimum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 21.00	$ 25.50			$ 9.00
Series B Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues					127,560
Series C Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues					138,799